Employee Benefits	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Employee Benefits
13.	EMPLOYEE BENEFITS

The Company has a defined contribution 401(k) plan for employees who are at least 21 years of age. Employees are eligible to participate in the plan beginning on the first day of the calendar quarter following their date of hire. Under the terms of the plan, employees may make voluntary contributions as a percent of compensation. No matching contributions have been made by the Company since the adoption of the 401(k) plan.